Patents fees and related expenses (Details) - Patent fees expense - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of patent fees expenses [Line Items]
Staff costs	€ 4,000	€ 53,000	€ 199,000
Legal fees	1,054,000	320,000	446,000
Other	4,000	6,000	(43,000)
Capitalized costs	0	(256,000)	(335,000)
Total IP, trademark & innovations expenses	1,062,000	123,000	267,000
Increase in amount of patent fee and related expense	€ 700,000
Percentage of increase in patent fee and related expense	180.10%
Patent Fee and related expense before capitalization costs	€ 1,100,000	€ 379,000	€ 600,000